Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
Tax on profit

			$ million
	2018	2017	2016
Current tax
Charge for the year	6,217	4,208	1,762
Adjustment in respect of prior years[a]	(221)	58	(123)
	5,996	4,266	1,639
Deferred tax[b]
Origination and reversal of temporary differences in the current year	907	(503)	(3,709)
Adjustment in respect of prior years	242	(51)	(397)
	1,149	(554)	(4,106)
Tax charge (credit) on profit or loss	7,145	3,712	(2,467)

[a]	The adjustments in respect of prior years reflect the reassessment of the current tax balances for prior years in light of changes in facts and circumstances during the year.

[b]
Origination and reversal of temporary differences in the current year include the impact of tax rate changes on deferred tax balances. 2018 includes a credit of $121 million (2017 $859 million charge) in respect of the reduction in the US federal corporate income tax rate from 35% to 21%, effective from 1 January 2018. The adjustments in respect of prior years reflect the reassessment of deferred tax balances for prior periods in light of all other changes in facts and circumstances during the year.

Disclosure of reconciliation of items affected by overall tax credit
For 2016, the items presented in the reconciliation are affected as a result of the overall tax credit for the year and the loss before taxation. In order to provide a more meaningful analysis of the effective tax rate, the table also presents separate reconciliations for the group excluding the impacts of the Gulf of Mexico oil spill and impairment losses and reversals, and for the impacts of the Gulf of Mexico oil spill and impairment losses and reversals in isolation.
9. Taxation – continued

					$ million
	2018	2017	2016 excluding impacts of Gulf of Mexico oil spill and impairments	2016 impacts of Gulf of Mexico oil spill and impairments	2016
Profit (loss) before taxation	16,723	7,180	2,914	(5,209)	(2,295)
Tax charge (credit) on profit or loss	7,145	3,712	(117)	(2,350)	(2,467)
Effective tax rate	43%	52%	(4)%	45%	107%

		% of profit or loss before taxation
Tax rate computed at the weighted average statutory rate[a]	43	44	18	33	52
Increase (decrease) resulting from
Tax reported in equity-accounted entities	(5)	(7)	(15)	—	19
Adjustments in respect of prior years	—	—	5	13	23
Deferred tax not recognized	2	9	26	3	(27)
Tax incentives for investment	(2)	(6)	(9)	—	11
Gulf of Mexico oil spill non-deductible costs	—	1	—	(2)	(4)
Disposal impacts[b]	—	(1)	(24)	—	30
Foreign exchange	3	(4)	1	—	(2)
Items not deductible for tax purposes	1	5	8	—	(11)
Impact of US tax reform[c]	(1)	12	—	—	—
Decrease in rate of UK supplementary charge[d]	—	—	(15)	—	19
Other	2	(1)	1	(2)	(3)
Effective tax rate	43	52	(4)	45	107

[a]	Calculated based on the statutory corporate income tax rate applicable in the countries in which the group operates, weighted by the profits and losses before tax in the respective countries.

[b]	In 2016 this related primarily to the tax impact on the contribution of BP’s Norwegian upstream business into Aker BP ASA.

[c]	Relates to the deferred tax impact of the reduction in the US federal corporate income tax rate from 35% to 21%, effective from 1 January 2018.

[d]	Relates to the deferred tax impact of the reduction in the UK supplementary charge rate applicable to profits arising in the North Sea from 20% to 10% in 2016.

Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference

		$ million
Analysis of movements during the year in the net deferred tax liability	2018	2017
At 31 December	3,513	2,497
Adjustment on adoption of IFRS 9[a]	(36)	—
At 1 January	3,477	2,497
Exchange adjustments	(68)	12
Charge (credit) for the year in the income statement	1,149	(554)
Charge for the year in other comprehensive income	734	1,503
Charge for the year in equity	17	1
Acquisitions and other additions[b]	797	54
At 31 December	6,106	3,513
[a] 2018 reflects the deferred tax impact of adjustments recorded by the group on adoption of IFRS 9. See Note 1 for further information.
[b] 2018 relates primarily to the purchase of an additional 16.5% interest in the Clair field. See Note 3 - Other significant transactions for further information.

9. Taxation – continued
The following table provides an analysis of deferred tax in the income statement and the balance sheet by category of temporary difference:

					$ million
		Income statement[a]			Balance sheet[a]
	2018	2017	2016	2018	2017
Deferred tax liability
Depreciation	(1,297)	(3,971)	81	22,565	23,045
Pension plan surpluses	65	(12)	(12)	1,956	1,319
Derivative financial instruments	(36)	(27)	(230)	—	623
Other taxable temporary differences	(57)	(64)	(122)	1,224	1,317
	(1,325)	(4,074)	(283)	25,745	26,304
Deferred tax asset
Pension plan and other post-retirement benefit plan deficits	(6)	340	98	(1,319)	(1,386)
Decommissioning, environmental and other provisions	1,505	3,503	591	(7,126)	(8,618)
Derivative financial instruments	(25)	(50)	(6)	(144)	(672)
Tax credits[b]	123	1,476	(5,177)	(3,626)	(3,750)
Loss carry forward	559	(964)	249	(5,900)	(6,493)
Other deductible temporary differences	318	(785)	422	(1,524)	(1,872)
	2,474	3,520	(3,823)	(19,639)	(22,791)
Net deferred tax charge (credit) and net deferred tax liability	1,149	(554)	(4,106)	6,106	3,513
Of which – deferred tax liabilities				9,812	7,982
– deferred tax assets				3,706	4,469
[a] The 2017 and 2018 income statement and balance sheet are impacted by the reduction in US federal corporate income tax rate from 35% to 21%, effective from 1 January 2018.

[b]	The 2016 income statement reflected the impact of a loss carry-back claim in the US, displacing foreign tax credits utilized in prior periods which are now carried forward.
A summary of temporary differences, unused tax credits and unused tax losses for which deferred tax has not been recognized is shown in the table below.

		$ billion
At 31 December	2018	2017
Unused US state tax losses[a]	6.6	6.8
Unused tax losses – other jurisdictions[b]	4.3	4.5
Unused tax credits	22.5	20.1
of which – arising in the UKc	18.7	16.3
– arising in the USd	3.8	3.8
Deductible temporary differences[e]	37.3	31.4
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	1.5	1.6

[a]	For 2018 these losses expire in the period 2019-2038 with applicable tax rates ranging from 3% to 12%.

[b]	The majority of the unused tax losses have no fixed expiry date.

[c]
The UK unused tax credits arise predominantly in overseas branches of UK entities based in jurisdictions with higher statutory corporate income tax rates than the UK. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future; UK taxes on these overseas branches are largely mitigated by double tax relief in respect of overseas tax. These tax credits have no fixed expiry date.

[d]	For 2018 the US unused tax credits expire in the period 2019-2028.

[e]	The majority comprises fixed asset temporary differences in the UK. Substantially all of the temporary differences have no expiry date.

Disclosure of unrecognized deferred tax or write-down of deferred tax assets

			$ million
Impact of previously unrecognized deferred tax or write-down of deferred tax assets on tax charge	2018	2017	2016
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	83	22	40
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	—	—	269
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	112	436	394
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	169	78	55